ACQUISITIONS AND DIVESTITURES - Gross Cash Proceeds from Divestiture (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Discontinued Operations [Line Items]
Gross cash proceeds on divestiture	$ 0	$ 990
Veladero | Continuing operations
Disclosure of Discontinued Operations [Line Items]
Gross cash proceeds on divestiture	$ 0	$ 990